UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments
Schedule of Investments (000)*
June 30, 2011 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Affiliated Mutual Funds
Causeway Emerging Markets Fund, Institutional Class	125,815	$1,564
Causeway International Value Fund, Institutional Class [1]	362,946	4,889

Total Affiliated Mutual Funds (Cost $6,061) — 99.9%		6,453

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.100% **	16,796	17

Total Short-Term Investment (Cost $17) — 0.3%		17

Total Investments — 100.2% (Cost $6,078) ‡		6,470

Liabilities in Excess of Other Assets — -0.2%		(14)

Net Assets — 100.0%		$6,456

*	Except for share data.

**	The rate reported is the 7-day effective yield as of June 30, 2011.

1	The Fund’s investment in Institutional Class shares of Causeway International Value Fund represents greater than 75% of the Fund’s total investments. Causeway International Value Fund seeks long-term growth of capital and income. Further financial information on Causeway International Value Fund is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $6,078 and the unrealized appreciation and depreciation were $392 and ($—), respectively.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Affiliated Mutual Funds	$6,453	$—	$—	$6,453
Short-Term Investment	17	—	—	17

Total Investments in Securities	$6,470	$—	$—	$6,470

Amounts designated as “—” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-004-0400

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: August 25, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson, Treasurer

Date: August 25, 2011